INVESTMENTS (SCHEDULE OF INVESTMENTS IN OUR PORTFOLIO RATED BELOW-INVESTMENT GRADE WHICH HAVE BEEN CONTINUOUSLY IN AN UNREALIZED LOSS POSITION 2) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 issuers	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Greater than 12 months, Unrealized losses	$ (24.5)	$ (30.2)
Unrealized losses, total	(96.8)	(213.2)
Greater than 12 months, Estimated fair value	439.2	285.8
Fair value, total	1,851.1	3,855.9
Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized loss position exceeding cost basis, percent	20.00%
Less than 6 months, Number of issuers	6
Greater than 12 months, Number of issuers	1
Number of issuers, Total	7
Less than 6 months, Cost basis	40.9
Greater than 12 months, Cost basis	14.1
Amortized cost, Total	55.0
Less than 6 months, Unrealized loss	(10.3)
Greater than 12 months, Unrealized losses	(4.5)
Unrealized losses, total	(14.8)
Less than 6 months, Estimated fair value	30.6
Greater than 12 months, Estimated fair value	9.6
Fair value, total	$ 40.2